Document and Entity Information	8 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Collabrium Japan Acquisition Corp
Entity Central Index Key	0001548281
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	20-F
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-Known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,533,333